Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Lease Expense
Amortization of finance lease assets	$ 16,945	$ 13,900	$ 12,602
Interest on obligations under finance leases	3,777	1,899	1,406
Total finance lease expense	20,722	15,799	14,008
Operating Lease Expense
Total operating lease expense	107,058	110,230	96,041
Cost of leasing and services
Operating Lease Expense
Fixed lease expense	1,396	2,797	3,979
Short-term lease expense	26,010	32,947	22,335
Variable lease expense	2,109	5,388	7,794
Selling, general and administrative
Operating Lease Expense
Fixed lease expense	67,374	60,017	56,005
Short-term lease expense	1,789	1,792	794
Variable lease expense	$ 8,380	$ 7,289	$ 5,134